NCM Capital Mid-Cap Growth Fund
Fund Summary
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees	NCM Capital Mid-Cap Growth Fund NCM Capital Mid-Cap Growth Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NCM Capital Mid-Cap Growth Fund NCM Capital Mid-Cap Growth Fund Shares
Management Fee		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		21.38%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	22.49%
Less: Fee Waivers and Expense Reimbursements	[2]	(21.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1][2]	1.36%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Annual Fund Operating Expenses have been restated to reflect that NCM Capital Advisers, Inc. (the "Advisor") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.10% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2012 without the approval of the Board of Trustees of the Trust (the "Trustees").

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only until July 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NCM Capital Mid-Cap Growth Fund NCM Capital Mid-Cap Growth Fund Shares	138	4,021	6,663	10,144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies whose revenue and/or earnings the Advisor expects to grow faster than those of the average mid-cap company.  The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of  $1 billion to  $12 billion.  The Fund’s investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock.  The Fund intends to invest in a diversified group of mid-cap companies.  Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in equity securities of mid-cap companies.  The 80% investment policy may be changed by the Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In selecting portfolio securities, the Advisor uses quantitative screens and proprietary models to produce a potential universe of over 800 companies.  Through fundamental research, the Advisor then selects from that universe companies whose current share price is relatively undervalued as to the Advisor’s estimated true value of such companies and which the Advisor believes have the best prospects for future growth.

To select equity securities for the Fund, the Advisor generally:

•	Performs financial analysis;

•	Analyzes potential investments from a total portfolio perspective based on sector and industry weightings, style criteria, and “best fit ideas” (stocks meeting the Advisor’s market capitalization and risk profile tolerances); and

•	Performs, analyzes and applies risk controls based on sector constraints and security constraints.

Principal Risks of Investing in the Fund

An investment in the Fund is subject to investment risks, including the risk that you might lose money.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional principal risks:

Investment Style and Management Risk:  The Advisor’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance.  In addition, the Advisor may select investments that fail to appreciate as anticipated.

Market Risk: Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  The Fund’s performance per share will change daily in response to such factors.

Mid-Cap Securities Risk: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.

Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

In addition, mid-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities.

The risk exists that mid-cap companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.  Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Investment Style Risk:  Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Because the Fund invests in securities of mid-cap companies, the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies or have a broader investment style.

Issuer Risk:  The value of a security may decline due to poor performance by the issuer of the security.  Poor performance may be a result of poor management decisions, competitive pressures, supply or labor problems or shortages, changes in technology, financial problems, or other factors.

Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available at www.ncmcapitalfunds.com or by calling 1-866-515-4626.

Calendar Year Total Returns

Quarterly Returns During This Time Period
Highest:	19.48% (quarter ended September 30, 2009)
Lowest:	-22.24% (quarter ended December 31, 2008)
Year to Date:	6.50% (quarter ended March 31, 2011)

Average Annual Total Returns For Periods Ended December 31, 2010:
Average Annual Total Returns NCM Capital Mid-Cap Growth Fund	1 Year	Since Inception	Inception Date
NCM Capital Mid-Cap Growth Fund Shares	23.28%	(0.90%)	Jul 6, 2007
NCM Capital Mid-Cap Growth Fund Shares - Return After Taxes on Distributions	23.28%	(0.90%)	Jul 6, 2007
NCM Capital Mid-Cap Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	15.13%	(0.76%)	Jul 6, 2007
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	0.13%	Jul 6, 2007

The table above shows how the average annual total returns of the Fund compare with those of the Russell Midcap Growth Index.  The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	NCM Capital Investment Trust
CIK	dei_EntityCentralIndexKey	0001388497
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
NCM Capital Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only until July 1, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies whose revenue and/or earnings the Advisor expects to grow faster than those of the average mid-cap company.  The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of  $1 billion to  $12 billion.  The Fund’s investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock.  The Fund intends to invest in a diversified group of mid-cap companies.  Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes) in equity securities of mid-cap companies.  The 80% investment policy may be changed by the Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In selecting portfolio securities, the Advisor uses quantitative screens and proprietary models to produce a potential universe of over 800 companies.  Through fundamental research, the Advisor then selects from that universe companies whose current share price is relatively undervalued as to the Advisor’s estimated true value of such companies and which the Advisor believes have the best prospects for future growth.

To select equity securities for the Fund, the Advisor generally:

•	Performs financial analysis;

•	Analyzes potential investments from a total portfolio perspective based on sector and industry weightings, style criteria, and “best fit ideas” (stocks meeting the Advisor’s market capitalization and risk profile tolerances); and

•	Performs, analyzes and applies risk controls based on sector constraints and security constraints.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the risk that you might lose money.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional principal risks:

Investment Style and Management Risk:  The Advisor’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance.  In addition, the Advisor may select investments that fail to appreciate as anticipated.

Market Risk: Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  The Fund’s performance per share will change daily in response to such factors.

Mid-Cap Securities Risk: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.

Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

In addition, mid-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities.

The risk exists that mid-cap companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.  Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Investment Style Risk:  Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Because the Fund invests in securities of mid-cap companies, the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies or have a broader investment style.

Issuer Risk:  The value of a security may decline due to poor performance by the issuer of the security.  Poor performance may be a result of poor management decisions, competitive pressures, supply or labor problems or shortages, changes in technology, financial problems, or other factors.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the risk that you might lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available at www.ncmcapitalfunds.com or by calling 1-866-515-4626.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ncmcapitalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest:	19.48% (quarter ended September 30, 2009)
Lowest:	-22.24% (quarter ended December 31, 2008)
Year to Date:	6.50% (quarter ended March 31, 2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date:
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Year to Date Return	rr_BarChartYearToDateReturn	6.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The table above shows how the average annual total returns of the Fund compare with those of the Russell Midcap Growth Index.  The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

NCM Capital Mid-Cap Growth Fund | NCM Capital Mid-Cap Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMMX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	21.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.49%	[1]
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(21.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	138
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	4,021
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	6,663
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	10,144
2008	rr_AnnualReturn2008	(46.96%)
2009	rr_AnnualReturn2009	43.17%
2010	rr_AnnualReturn2010	23.28%
1 Year	rr_AverageAnnualReturnYear01	23.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007
NCM Capital Mid-Cap Growth Fund | NCM Capital Mid-Cap Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007
NCM Capital Mid-Cap Growth Fund | NCM Capital Mid-Cap Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007
NCM Capital Mid-Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Annual Fund Operating Expenses have been restated to reflect that NCM Capital Advisers, Inc. (the "Advisor") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.10% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2012 without the approval of the Board of Trustees of the Trust (the "Trustees").